Investment Objectives and Goals	Aug. 04, 2025
abrdn Focused Emerging Markets ex-China Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	abrdn Focused Emerging Markets ex-China Active ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Focused Emerging Markets ex-China Active ETF (the “Focused Emerging Markets ex-China Active ETF” or the “Fund”) seeks long-term growth of capital.
abrdn International Small Cap Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	abrdn International Small Cap Active ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn International Small Cap Active ETF (the “International Small Cap Active ETF” or the “Fund”) seeks long-term growth of capital.